Goodwill - Summary of Goodwill (Detail) - 12 months ended Dec. 31, 2018	CNY (¥)	USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning balance
Goodwill acquired	145,063,857	21,098,663
Ending balance	¥ 145,063,857	$ 21,098,663